Adjusting Items Included In Profit From Operations - Restructuring and Integration Costs - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended	36 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2022
Expense Of Restructuring Activities [Line Items]
Annualised Savings target upgraded	£ 1,500
Trademarks and Similar Intangibles
Expense Of Restructuring Activities [Line Items]
Amortisation and impairment of intangibles	£ 161	£ 151	£ 306
Top of Range | Trademarks and Similar Intangibles
Expense Of Restructuring Activities [Line Items]
Intangibles assets expected useful lives	20 years
Reynolds American Inc.
Expense Of Restructuring Activities [Line Items]
Reversal of accrual related to shareholders litigation claims			59
Myanmar
Expense Of Restructuring Activities [Line Items]
Quantum Initiatives Charge			27
Quantum initiatives foreign exchange reclassified from equity included in total charge			£ 4
Events After Reporting Period
Expense Of Restructuring Activities [Line Items]
Annualised savings				£ 1,000
Annualised savings term				3 years